REVENUES REVENUES (Geographic Information) (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) customer	Jun. 30, 2019 USD ($)
Disclosure of geographical areas [line items]
Revenues	$ 322	$ 404	$ 706	$ 807
BRAZIL
Disclosure of geographical areas [line items]
Revenues	216	288	478	578
UNITED KINGDOM
Disclosure of geographical areas [line items]
Revenues	106	116	228	229
Partnership's Sales Revenue, Net [Member] | Customer Concentration Risk 1 [Member]
Disclosure of geographical areas [line items]
Revenues	$ 216	$ 288	$ 478	$ 578
Concentration Risk, Number of Customers | customer			1
Bottom of range [member] | Partnership's Sales Revenue, Net [Member] | Customer Concentration Risk 1 [Member]
Disclosure of geographical areas [line items]
Percentage of entity's revenue			10.00%